SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2017
Segmental Information
SEGMENTAL INFORMATION

NOTE 5 - SEGMENTAL INFORMATION

The Company has determined that it has two operating segments: the air transportation business and the coalition and loyalty program Multiplus.

The Air transport segment corresponds to the route network for air transport and it is based on the way that the business is run and managed, according to the centralized nature of its operations, the ability to open and close routes and reallocate resources (aircraft, crew, staff, etc..) within the network, which is a functional relationship between all of them, making them inseparable. This segment definition is the most common level used by the global airline industry.

The segment of loyalty coalition called Multiplus, unlike LATAM Pass and LATAM Fidelidade, is a frequent flyer programs which operate as a unilateral system of loyalty that offers a flexible coalition system, interrelated among its members, with 19.4 million of members, along with being a regulated entity with a separately business and not directly related to air transport.

For the periods ended

				Coalition and
	Air			loyalty program
	transportation			Multiplus			Eliminations			Consolidated
	At December 31,			At December 31,			At December 31,			At December 31,
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Income from ordinary activities from external customers (*)	9,159,031	8,587,772	9,278,041	454,876	400,568	462,004	-	-	-	9,613,907	8,988,340	9,740,045

LAN passenger	4,313,287	4,104,348	4,241,918	-	-	-	-	-	-	4,313,287	4,104,348	4,241,918
TAM passenger	3,726,314	3,372,799	3,706,692	454,876	400,568	462,004	-	-	-	4,181,190	3,773,367	4,168,696
Freight	1,119,430	1,110,625	1,329,431	-	-	-	-	-	-	1,119,430	1,110,625	1,329,431

Income from ordinary activities from transactions with other operating segments	454,876	400,568	462,004	67,554	65,969	67,826	(522,430)	(466,537)	(529,830)	-	-

Other operating income	308,937	364,551	230,823	240,952	174,197	154,958	-	-	-	549,889	538,748	385,781

Interest income	28,184	27,287	21,818	50,511	58,380	63,647		(10,718)	(10,385)	78,695	74,949	75,080
Interest expense	(393,286)	(427,054)	(423,742)	-	-		-	10,718	10,385	(393,286)	(416,336)	(413,357)

Total net interest expense	(365,102)	(399,767)	(401,924)	50,511	58,380	63,647	-	-	-	(314,591)	(341,387)	(338,277)

Depreciation and amortization	(994,416)	(952,285)	(923,311)	(7,209)	(8,043)	(11,095)	-	-	-	(1,001,625)	(960,328)	(934,406)

Material non-cash items other than depreciation and amortization	(75,479)	10,069	(507,921)	(145)	(991)	1,893	-	-	-	(75,624)	9,078	(506,028)

Disposal of fixed assets and inventory losses	(39,238)	(82,734)	(20,932)	-	-	-	-	-	-	(39,238)	(82,734)	(20,932)
Doubtful accounts	(18,272)	(29,674)	(18,292)	(144)	(476)	611	-	-	-	(18,416)	(30,150)	(17,681)
Exchange differences	(18,717)	122,129	(469,178)	(1)	(478)	1,282	-	-	-	(18,718)	121,651	(467,896)
Result of indexation units	748	348	481	-	(37)	-	-	-	-	748	311	481

Income (loss) atributable to owners of the parents	(3,482)	(83,653)	(356,039)	158,783	152,873	136,765	-	-	-	155,301	69,220	(219,274)

Participation of the entity in the income of associates	-	-	37	-	-	-	-	-	-	-	-	37
Expenses for income tax	(104,376)	(92,476)	249,090	(69,128)	(70,728)	(70,707)	-	-	-	(173,504)	(163,204)	178,383
Segment profit / (loss)	41,931	(42,203)	(315,497)	158,783	152,873	136,765	-	-	-	200,714	110,670	(178,732)
Assets of segment	17,430,937	17,805,749	16,924,200	1,373,049	1,400,432	1,182,111	(6,014)	(7,987)	(4,893)	18,797,972	19,198,194	18,101,418
Segment liabilities	14,007,916	14,469,505	14,700,072	563,849	572,065	490,076	(41,029)	(28,680)	(26,278)	14,530,736	15,012,890	15,163,870

Amount of non-current asset additions	412,846	1,481,090	1,492,281	-	-	-	-	-	-	412,846	1,481,090	1,492,281

Property, plant and equipment	325,513	1,390,730	1,439,057	-	-	-	-	-	-	325,513	1,390,730	1,439,057
Intangibles other than goodwill	87,333	90,360	53,224	-	-	-	-	-	-	87,333	90,360	53,224

Purchase of non-monetary assets of segment	490,983	782,957	1,622,198	-	-	-	-	-	-	490,983	782,957	1,622,198

(*) The Company does not have any interest revenue that should be recognized as income from ordinary activities by interest.

For the periods ended

				Coalition and
	Air			loyalty program
	transportation			Multiplus			Eliminations			Consolidated
	At December 31,			At December 31,			At December 31,			At December 31,
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Net cash flows from
Purchases of property, plant and equipment	403,282	693,581	691,930	384	789	2,440	-	-	-	403,666	694,370	694,370
Additions associated with maintenance	218,537	197,866	230,526	-	-	-	-	-	-	218,537	197,866	230,526
Other additions	184,745	495,715	461,404	384	789	2,440	-	-	-	185,129	496,504	463,844
Purchases of intangible assets	79,102	84,377	41,399	8,216	4,210	11,050	-	-	-	87,318	88,587	52,449

Net cash flows from (used in) operating activities	1,489,797	827,108	1,531,395	186,367	154,411	147,348	(9,424)	(635)	(6,642)	1,666,740	980,884	1,672,101
Net cash flow from (used in) investing activities	(278,790)	(426,989)	(1,679,272)	(8,632)	(4,800)	(16,423)	-	-	-	(287,422)	(431,789)	(1,695,695)
Net cash flows from (used in) financing activities	(1,010,705)	(246,907)	(4,708)	(168,383)	(149,372)	(123,652)	-	-	-	(1,179,088)	(396,279)	(128,360)

(**) The company does not have the cash flows of intangible asset acquisitions associated with maintenance.

The Company’s revenues by geographic area are as follows:

	For the period ended
	At December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Peru	626,316	627,215	681,340
Argentina	1,113,467	1,030,973	979,324
U.S.A.	900,413	933,130	1,025,475
Europe	676,282	714,436	723,062
Colombia	359,276	343,001	353,007
Brazil	3,436,402	2,974,234	3,464,297
Ecuador	190,268	198,171	238,500
Chile	1,527,158	1,512,570	1,575,519
Asia Pacific and rest of Latin America	784,325	654,610	699,521
Income from ordinary activities	9,613,907	8,988,340	9,740,045
Other operating income	549,889	538,748	385,781

The Company allocates revenues by geographic area based on the point of sale of the passenger ticket or cargo. Assets are composed primarily of aircraft and aeronautical equipment, which are used throughout the different countries, so it is not possible to assign a geographic area.

The Company has no customers that individually represent more than 10% of sales.